Bank Note Payable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of bank notes payable
Total		$ 720,000
Beijing Bank ("BJB") [Member]
Schedule of bank notes payable
Total		$ 720,000